Revenue recognition - Performance obligations (Details) - EUR (€) € in Billions	1 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Performance obligations
Remaining performance obligation	€ 19.5	€ 20.3
Remaining performance obligation (as a percent)	100.00%	100.00%
IAS 18 Agreement
Performance obligations
Original agreement term	10 years
2023
Performance obligations
Remaining performance obligation (as a percent)	75.00%	73.00%
1 to 3 years
Performance obligations
Remaining performance obligation (as a percent)	21.00%	24.00%
More than 3 years
Performance obligations
Remaining performance obligation (as a percent)	4.00%	3.00%